Distribution Date:	08/12/24	COMM 2014-CCRE19 Mortgage Trust
Determination Date:	08/06/24
Next Distribution Date:	09/12/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Controlling Class	Eightfold Real Estate Capital, L.P.
Specially Serviced Loan Detail - Part 2	21-22	Representative
Modified Loan Detail	23		-
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592GAY9	1.415000%	69,931,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592GAZ6	2.965000%	168,679,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592GBA0	3.530000%	15,824,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592GBB8	3.499000%	94,344,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592GBC6	3.532000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12592GBD4	3.796000%	283,135,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592GBF9	4.080000%	89,530,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	12592GBG7	4.703000%	55,773,000.00	23,021,369.18	23,021,369.18	90,224.58	0.00	0.00	23,111,593.76	0.00	0.00%	17.63%
C	12592GBJ1	4.731908%	52,837,000.00	52,837,000.00	52,837,000.00	208,349.86	0.00	0.00	53,045,349.86	0.00	0.00%	13.13%
D	12592GAG8	4.731908%	64,579,000.00	64,579,000.00	19,316,436.18	254,651.58	0.00	0.00	19,571,087.76	45,262,563.82	65.59%	7.63%
E	12592GAJ2	4.231908%	23,483,000.00	23,483,000.00	0.00	82,814.92	0.00	0.00	82,814.92	23,483,000.00	47.73%	5.63%
F	12592GAL7	3.413000%	13,210,000.00	13,210,000.00	0.00	37,571.44	0.00	0.00	37,571.44	13,210,000.00	37.69%	4.50%
G	12592GAN3	3.413000%	13,209,000.00	13,209,000.00	0.00	37,568.60	0.00	0.00	37,568.60	13,209,000.00	27.65%	3.38%
H*	12592GAQ6	3.413000%	39,628,569.00	36,365,419.15	0.00	36,755.54	0.00	0.00	36,755.54	36,365,419.15	0.00%	0.00%
V	12592GAT0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592GAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592GAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,174,162,572.00	226,704,788.33	95,174,805.36	747,936.52	0.00	0.00	95,922,741.88	131,529,982.97

X-A	12592GBE2	4.731908%	911,443,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12592GAA1	0.008773%	108,610,000.00	75,858,369.18	0.00	554.59	0.00	0.00	554.59	0.00
X-C	12592GAC7	0.794819%	36,693,000.00	36,693,000.00	0.00	24,303.56	0.00	0.00	24,303.56	36,693,000.00
X-D	12592GAE3	1.318908%	52,837,569.00	49,574,419.15	0.00	54,486.75	0.00	0.00	54,486.75	49,574,419.15
Notional SubTotal			1,109,583,569.00	162,125,788.33	0.00	79,344.90	0.00	0.00	79,344.90	86,267,419.15

Deal Distribution Total					95,174,805.36	827,281.42	0.00	0.00	96,002,086.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592GAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592GAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592GBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592GBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592GBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12592GBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592GBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12592GBG7	412.76906711	412.76906711	1.61771072	0.00000000	0.00000000	0.00000000	0.00000000	414.38677783	0.00000000
C	12592GBJ1	1,000.00000000	1,000.00000000	3.94325681	0.00000000	0.00000000	0.00000000	0.00000000	1,003.94325681	0.00000000
D	12592GAG8	1,000.00000000	299.11327490	3.94325679	0.00000000	0.00000000	0.00000000	0.00000000	303.05653169	700.88672510
E	12592GAJ2	1,000.00000000	0.00000000	3.52659030	0.00000000	0.00000000	0.00000000	0.00000000	3.52659030	1,000.00000000
F	12592GAL7	1,000.00000000	0.00000000	2.84416654	0.00000000	0.00000000	0.00000000	0.00000000	2.84416654	1,000.00000000
G	12592GAN3	1,000.00000000	0.00000000	2.84416686	0.00000000	0.00000000	0.00000000	0.00000000	2.84416686	1,000.00000000
H	12592GAQ6	917.65663176	0.00000000	0.92750107	1.68246726	13.53363832	0.00000000	0.00000000	0.92750107	917.65663176
V	12592GAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592GAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592GAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592GBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12592GAA1	698.44737299	0.00000000	0.00510625	0.00000000	0.00000000	0.00000000	0.00000000	0.00510625	0.00000000
X-C	12592GAC7	1,000.00000000	0.00000000	0.66234868	0.00000000	0.00000000	0.00000000	0.00000000	0.66234868	1,000.00000000
X-D	12592GAE3	938.24186253	0.00000000	1.03121228	0.00000000	0.00000000	0.00000000	0.00000000	1.03121228	938.24186253

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/24 - 07/30/24	30	0.00	90,224.58	0.00	90,224.58	0.00	0.00	0.00	90,224.58	0.00
C	07/01/24 - 07/30/24	30	0.00	208,349.86	0.00	208,349.86	0.00	0.00	0.00	208,349.86	0.00
D	07/01/24 - 07/30/24	30	0.00	254,651.58	0.00	254,651.58	0.00	0.00	0.00	254,651.58	0.00
E	07/01/24 - 07/30/24	30	0.00	82,814.92	0.00	82,814.92	0.00	0.00	0.00	82,814.92	0.00
F	07/01/24 - 07/30/24	30	0.00	37,571.44	0.00	37,571.44	0.00	0.00	0.00	37,571.44	0.00
G	07/01/24 - 07/30/24	30	0.00	37,568.60	0.00	37,568.60	0.00	0.00	0.00	37,568.60	0.00
H	07/01/24 - 07/30/24	30	469,644.95	103,429.31	0.00	103,429.31	66,673.77	0.00	0.00	36,755.54	536,318.72
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/24 - 07/30/24	30	0.00	554.59	0.00	554.59	0.00	0.00	0.00	554.59	0.00
X-C	07/01/24 - 07/30/24	30	0.00	24,303.56	0.00	24,303.56	0.00	0.00	0.00	24,303.56	0.00
X-D	07/01/24 - 07/30/24	30	0.00	54,486.75	0.00	54,486.75	0.00	0.00	0.00	54,486.75	0.00
Totals			469,644.95	893,955.19	0.00	893,955.19	66,673.77	0.00	0.00	827,281.42	536,318.72

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592GBF9	N/A	89,530,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592GBG7	4.703000%	55,773,000.00	23,021,369.18	23,021,369.18	90,224.58	0.00	0.00	23,111,593.76	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592GBJ1	4.731908%	52,837,000.00	52,837,000.00	52,837,000.00	208,349.86	0.00	0.00	53,045,349.86	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			198,140,000.03	75,858,369.18	75,858,369.18	298,574.44	0.00	0.00	76,156,943.62	0.00

Exchangeable Certificate Details
PEZ	12592GBH5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	96,002,086.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	898,798.40	Master Servicing Fee	3,691.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	741.83
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	97.61
ARD Interest	0.00	Operating Advisor Fee	312.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	4,843.20
Total Interest Collected	898,798.40

Principal		Expenses/Reimbursements
Scheduled Principal	95,174,805.36	Reimbursement for Interest on Advances	2,246.69
Unscheduled Principal Collections		ASER Amount	38,062.01
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,371.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(6.68)
Total Principal Collected	95,174,805.36	Total Expenses/Reimbursements	66,673.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	827,281.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	95,174,805.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	96,002,086.78
Total Funds Collected	96,073,603.76	Total Funds Distributed	96,073,603.75

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	226,704,788.33	226,704,788.33	Beginning Certificate Balance	226,704,788.33
(-) Scheduled Principal Collections	95,174,805.36	95,174,805.36	(-) Principal Distributions	95,174,805.36
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	131,529,982.97	131,529,982.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	226,935,958.78	226,935,958.78	Ending Certificate Balance	131,529,982.97
Ending Actual Collateral Balance	131,886,062.25	131,886,062.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.29 or less	4	92,504,784.86	70.33%	0	4.5316	1.081225
5,000,000 to 9,999,999	2	14,648,546.91	11.14%	0	4.8683	1.153424	1.30 to 1.39	1	19,196,350.25	14.59%	(1)	4.5360	1.360000
10,000,000 to 14,999,999	1	12,518,738.14	9.52%	(1)	4.8880	1.460000	1.40 to 1.59	1	12,518,738.14	9.52%	(1)	4.8880	1.460000
15,000,000 to 24,999,999	2	38,771,350.25	29.48%	(1)	4.4421	1.158047	1.60 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	2	65,591,347.67	49.87%	0	4.5617	1.200332	1.80 to 1.99	1	7,310,109.72	5.56%	0	4.9900	1.970000
50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	131,529,982.97	100.00%	0	4.5917	1.207358	Totals	7	131,529,982.97	100.00%	0	4.5917	1.207358
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	4	34,223,546.91	26.02%	(1)	4.5718	1.042790
							Lodging	2	7,310,109.72	5.56%	0	4.9900	1.970000
Maryland	1	19,196,350.25	14.59%	(1)	4.5360	1.360000
							Mixed Use	1	19,575,000.00	14.88%	(1)	4.3500	0.960000
New Jersey	2	12,518,738.14	9.52%	(1)	4.8880	1.460000
							Office	5	65,144,873.25	49.53%	0	4.7115	1.164188
New York	2	65,591,347.67	49.87%	0	4.5617	1.200332
							Retail	1	39,500,000.00	30.03%	0	4.4400	1.260000
Totals	9	131,529,982.97	100.00%	0	4.5917	1.207358
							Totals	9	131,529,982.97	100.00%	0	4.5917	1.207358

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	2	59,075,000.00	44.91%	0	4.4102	1.160592	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	5	72,454,982.97	55.09%	0	4.7396	1.245487	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	131,529,982.97	100.00%	0	4.5917	1.207358	49 months or greater	7	131,529,982.97	100.00%	0	4.5917	1.207358
								Totals	7	131,529,982.97	100.00%	0	4.5917	1.207358
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	131,529,982.97	100.00%	0	4.5917	1.207358	Interest Only	2	59,075,000.00	44.91%	0	4.4102	1.160592
61 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 83 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	131,529,982.97	100.00%	0	4.5917	1.207358	84 months or greater	5	72,454,982.97	55.09%	0	4.7396	1.245487
								Totals	7	131,529,982.97	100.00%	0	4.5917	1.207358
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	7,310,109.72	5.56%	0	4.9900	1.970000			No outstanding loans in this group
	12 months or less	6	124,219,873.25	94.44%	0	4.5682	1.162478
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	131,529,982.97	100.00%	0	4.5917	1.207358
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	30294122	RT	New York	NY	Actual/360	4.440%	151,021.67	0.00	0.00	N/A	08/06/24	--	39,500,000.00	39,500,000.00	08/06/24
10	30294060	OF	Rochester	NY	Actual/360	4.746%	106,876.09	59,973.91	0.00	N/A	08/06/24	--	26,151,321.58	26,091,347.67	04/06/24
11	30294055	RT	Warrensville Heights OH		Actual/360	4.261%	89,946.09	24,516,729.16	0.00	N/A	08/06/24	--	24,516,729.16	0.00	08/06/24
15	30308083	OF	Danbury	CT	Actual/360	5.039%	78,550.11	18,102,694.80	0.00	N/A	08/06/24	--	18,102,694.80	0.00	08/06/24
22	30308086	OF	Columbia	MD	Actual/360	4.536%	75,134.65	39,351.33	0.00	N/A	07/06/24	--	19,235,701.58	19,196,350.25	07/06/24
23	30308087	MU	San Francisco	CA	Actual/360	4.350%	73,324.69	0.00	0.00	N/A	07/05/24	--	19,575,000.00	19,575,000.00	03/05/24
27	30294137	MH	Various	Various	Actual/360	4.749%	54,814.08	13,403,887.49	0.00	N/A	08/06/24	--	13,403,887.49	0.00	08/06/24
29	30294069	LO	San Diego	CA	Actual/360	4.670%	47,859.89	11,901,334.49	0.00	N/A	08/06/24	--	11,901,334.49	0.00	08/06/24
30	30293936	OF	Woodcliff Lake	NJ	Actual/360	4.888%	52,804.23	26,483.19	0.00	N/A	07/06/24	--	12,545,221.33	12,518,738.14	06/06/24
38	30294101	MU	San Francisco	CA	Actual/360	4.400%	28,659.91	7,564,198.16	0.00	N/A	08/06/24	--	7,564,198.16	0.00	08/06/24
39	30308094	OF	Sacramento	CA	Actual/360	4.747%	30,066.23	16,865.76	0.00	N/A	08/06/24	--	7,355,302.95	7,338,437.19	07/06/24
40	30308095	RT	Hyattsville	MD	Actual/360	4.361%	26,808.15	7,138,739.11	0.00	N/A	08/06/24	--	7,138,739.11	0.00	08/06/24
41	30308096	LO	San Francisco	CA	Actual/360	4.990%	31,471.75	14,106.15	0.00	N/A	08/06/24	--	7,324,215.87	7,310,109.72	08/06/24
45	30294061	OF	Saint Clair Shores	MI	Actual/360	4.750%	24,070.58	5,884,828.83	0.00	N/A	08/06/24	--	5,884,828.83	0.00	08/06/24
55	30308105	LO	Lakeland	FL	Actual/360	5.092%	16,506.06	3,764,399.66	0.00	N/A	08/06/24	--	3,764,399.66	0.00	08/06/24
64	30294116	OF	Deptford Township	NJ	Actual/360	4.611%	10,884.22	2,741,213.32	0.00	N/A	08/06/24	--	2,741,213.32	0.00	08/06/24
Totals							898,798.40	95,174,805.36	0.00				226,704,788.33	131,529,982.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	2,240,732.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,424,997.92	0.00	--	--	--	0.00	0.00	166,201.45	666,955.31	0.00	0.00
11	2,207,657.00	542,625.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,058,744.44	509,611.03	01/01/24	03/31/24	--	0.00	0.00	114,403.16	114,403.16	0.00	0.00
23	583,837.00	217,706.87	01/01/24	03/31/24	05/06/24	10,172,853.18	168,102.54	35,114.34	193,374.33	13,845.35	0.00
27	3,095,557.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,388,001.13	1,041,808.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,551,084.88	365,549.12	01/01/24	03/31/24	--	0.00	0.00	78,976.30	158,468.44	0.00	0.00
38	1,492,381.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	474,224.28	92,802.43	01/01/24	03/31/24	--	0.00	0.00	46,900.32	46,900.32	0.00	0.00
40	1,021,055.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	428,896.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	886,873.00	271,745.59	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,321,981.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	441,615.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	21,617,638.85	3,041,848.32				10,172,853.18	168,102.54	441,595.57	1,180,101.56	13,845.35	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/24	0	0.00	0	0.00	1	26,091,347.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.591653%	4.564589%	0
07/12/24	0	0.00	1	26,151,321.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.604075%	4.573544%	1
06/12/24	1	26,214,493.26	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	71,533,171.46	4.621679%	4.593032%	2
05/10/24	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	11	228,986,255.36	4.646503%	4.616750%	3
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	71,514,117.52	4.662719%	4.636883%	4
03/12/24	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	4,301,786.73	4.631336%	4.605401%	5
02/12/24	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	42,617,065.97	4.632603%	4.606384%	6
01/12/24	0	0.00	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651098%	4.625795%	7
12/12/23	0	0.00	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651184%	4.625879%	8
11/10/23	0	0.00	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651272%	4.625966%	9
10/13/23	1	19,575,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.651356%	4.626048%	10
09/12/23	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	50,824,942.26	4.651443%	4.626133%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30294060	04/06/24	3	3	166,201.45	666,955.31	24,620.79	26,336,654.47	02/15/24	2
22	30308086	07/06/24	0	5	114,403.16	114,403.16	0.00	19,235,701.58	07/09/24	98
23	30308087	03/05/24	4	5	35,114.34	193,374.33	27,962.57	19,575,000.00	11/07/23	13
30	30293936	06/06/24	1	5	78,976.30	158,468.44	0.00	12,573,293.53	06/27/24	11
39	30308094	07/06/24	0	A	46,900.32	46,900.32	2,500.00	7,355,302.95	05/22/24	13
Totals					441,595.57	1,180,101.56	55,083.36	85,075,952.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		131,529,983	54,148,547	77,381,436		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	131,529,983	73,344,897	12,518,738	0	45,666,348	0
Jul-24	226,704,788	168,433,245	12,545,221	26,151,322	19,575,000	0
Jun-24	277,244,859	231,455,366	26,214,493	19,575,000	0	0
May-24	360,094,649	340,519,649	19,575,000	0	0	0
Apr-24	590,346,309	590,346,309	0	0	0	0
Mar-24	663,200,044	643,625,044	0	19,575,000	0	0
Feb-24	668,996,621	649,421,621	19,575,000	0	0	0
Jan-24	713,028,032	693,453,032	0	0	19,575,000	0
Dec-23	714,436,682	694,861,682	0	0	19,575,000	0
Nov-23	715,922,414	696,347,414	0	19,575,000	0	0
Oct-23	717,319,412	697,744,412	19,575,000	0	0	0
Sep-23	718,793,912	718,793,912	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30294122	39,500,000.00	39,500,000.00	60,000,000.00	07/01/14	2,238,088.40	1.26000	12/31/23	08/06/24	I/O
10	30294060	26,091,347.67	26,336,654.47	44,500,000.00	06/09/14	2,226,505.92	1.11000	12/31/23	08/06/24	239
22	30308086	19,196,350.25	19,235,701.58	30,100,000.00	04/28/14	467,294.28	1.36000	03/31/24	07/06/24	239
23	30308087	19,575,000.00	19,575,000.00	10,500,000.00	01/24/24	206,737.87	0.96000	03/31/24	07/05/24	I/O
30	30293936	12,518,738.14	12,573,293.53	19,000,000.00	05/21/14	346,135.62	1.46000	03/31/24	07/06/24	203
39	30308094	7,338,437.19	7,355,302.95	12,700,000.00	05/05/14	48,037.43	0.34000	03/31/24	08/06/24	239
Totals		124,219,873.25	124,575,952.53	176,800,000.00		5,532,799.52

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30294122	RT	NY	05/28/24	4

07/30/24: Loan transferred to Special Servicing on 05/28/24 for imminent default (balloon/maturity default).The loan is scheduled to mature on 08/06/24. Loan is secured by 18,063 sf of retail condominium space located within a 30-story office, retail and hotel building located in the Plaza District. The property is currently 86.16% occupied (100% once new tenant takes occupancy in August). The borrower has been unable to secure financing and has requested a loan

	modification/extension. Extension terms have been negotiated. In the process of seeking approval and drafting docs.

10	30294060	OF	NY	02/15/24	2

8.2.2024: Court appointed receiver continues to engage existing tenants with near-term rolls on lease renewals, and to that end Midland has received DCH approval with respect to three (3) lease extensions/modifications. Midland received an initial bid proposal from a broker representing a private investor group interested in purchasing the Note/fee simple, and those discussions are ongoing. Nevertheless, due to the outside interest being generated by this asset, Midland, at the request of the DCH, interviewed a local broker (SVN) regarding their broker/marketing capabilities, if DCH endeavors to market the property for sale in earnest. Installed Receiver continues to engage prospective tenants in attempts to backfill vacant GLA at the subject, however thus far nothing firm has materialized. 5.3.2024: Court appointed Receiver and Property Management Company were installed on 3.27.2024. Negotiation with existing and prospective tenants are underway.

Broker was engaged on 4.11.2024 to provide BOV which was received by Midland from SVN. Loan transferred to SS on 2.16.2024, due to imminent default under loan docs as a result of primary tenant, Nixon Peabody noticing borrower of their intent not to renew their lease and go dark on 8.1.2024 (ahead of their stated lease expiration on 7.31.2025. Following SS initial call with borrower on 2.28.2024 and subsequent to SS initial intake call with DCH on 3.4.2024, SS instructed counsel

	to pursue enforcement action filings in accordance with loan agreement/PSA.

22	30308086	OF	MD	07/09/24	98

8.2.2024: The loan was transferred to Special Servicing (SS) on 7.9.2024, due to Balloon Payment/Maturity Default. Loan matured on 7.6.2024.A Prenegotation Agreement Letter (PNA) was submitted to the borrower and an executed copy was returned to Midland on 7.19.2024. Based upon discussion with the debtor, they indicate that occupancy has recently deteriorated, and additional leasing headwinds are on the horizon. Borrower and Lender are discussing potential forbearance

	agreement terms. Should discussions break down, Lender is prepared to file foreclosure and seek emergency court appointment of a Receiver.

23	30308087	MU	CA	11/07/23	13

08/05/2024: Loan transferred to Special Servicer due to payment default. 11/07/2023. Collateral is a Class B office property located in The South Financial District submarket in San Francisco, California. The Property is directly across the street from the Transbay Transit Center. The 37,089 rentable square foot building stands six floors over a finished basement and is leased to a mix of tenants. Legal counsel has been engaged. Receiver took control 02/26/24.

30	30293936	OF	NJ	06/27/24	11

07/30/24: Loan transferred to special servicing on 06/27/24 for imminent default. Loan is scheduled to mature on 07/06/24 and is secured by two office properties totaling 110,934 sf located in Woodcliff Lake, NJ. Properties are both under

	contract and are scheduled to close on or before 07/31/24. Short term forbearance was approved to allow borrower time to complete the sales but agreement has not yet been signed.

39	30308094	OF	CA	05/22/24	13

07/30/24: Loan was transferred to Special Servicing on 05/22/24 for imminent default (balloon/maturity default). Loan is secured by an 78,146 sf office building located at 2750 Gateway Oaks Drive, Sacramento, CA. Property is 47.76%

	occupied (as of 01/3 1/24). The loan is scheduled to mature on 08/06/24. Borrower advised that they will not be paying the loan off in full and has requested a DPO. Negotiations are pending.

07/30/24: Loan transferred to Special Servicing on 05/28/24 for imminent default (balloon/maturity default). The loan is scheduled to mature on 08/06/24. Loan is secured by 18,063 sf of retail condominium space located within a 30-story office, retail and hotel building located in the Plaza District. The property is currently 86.1 6% occupied (100% once new tenant takes occupancy in August). The borrower has been unable to secure financing and has requested a loan

	modification/extension. Extension terms have been negotiated. In the process of seeking approval and drafting docs.

07/30/24: Loan transferred to special servicing on 06/27/24 for imminent default. Loan is scheduled to mature on 07/06/24 and is secured by two office properties totaling 110,934 sf located in Woodcliff Lake, NJ. Properties are both under

	contract and are scheduled to close on or before 07/31/24. Short term forbearance was approved to allow borrower time to complete the sales but agreement has not yet been signed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures

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MF - Multi-Family	SS - Self Storage	LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail	SF - Single Family Rental	98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial	OF - Office	MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities	CH - Cooperative Housing	ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30294095	0.00	5.67333%	0.00	5.67333%	10	09/19/22	09/19/22	10/28/22
8	30308079	19,898,348.33	4.75000%	19,898,348.33	4.75000%	8	05/29/20	05/27/20	06/04/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/27/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
9	30308080	13,845,416.58	4.75000%	13,845,416.58	4.75000%	8	05/29/20	04/01/20	06/05/20
9	30308080	13,787,207.48	4.75000%	13,787,207.48	4.75000%	8	07/09/20	07/01/20	07/20/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/28/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
25	30294026	16,190,836.94	4.99000%	16,190,836.94	4.99000%	8	05/29/20	05/06/20	06/05/20
29	30294069	13,190,326.63	4.67000%	13,190,326.63	4.67000%	8	05/28/20	07/06/20	05/29/20
37	30308093	8,236,501.49	5.15600%	8,236,501.49	5.15600%	8	07/15/20	05/06/20	07/21/20
37	30308093	0.00	5.15600%	0.00	5.15600%	8	12/28/20	07/06/20	01/08/21
41	30308096	0.00	4.99000%	0.00	4.99000%	8	09/30/21	09/30/21	06/16/22
Totals		37,617,665.06		37,617,665.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30294095	09/12/23	50,927,562.44	93,000,000.00	2,622,058.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	30293924	01/10/20	22,419,617.26	37,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
48	30294170	02/11/22	5,949,674.91	5,550,000.00	5,780,435.61	192,169.25	5,780,435.61	5,588,266.36	361,408.54	0.00	134,543.50	226,865.04	3.33%
54	30308104	05/11/18	4,430,662.80	2,320,000.00	2,209,996.45	899,763.47	2,209,996.45	1,310,232.98	3,120,429.82	0.00	84,154.11	3,036,275.71	57.84%
63	30293879	12/11/20	3,224,453.09	5,000,000.00	3,444,880.45	219,798.59	3,444,251.68	3,224,453.09	0.00	0.00	(10.06)	10.06	0.00%
68	30308112	07/12/24	1,634,003.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			88,585,974.00	143,670,000.00	14,057,371.47	1,311,731.31	11,434,683.74	10,122,952.43	3,481,838.36	0.00	218,687.55	3,263,150.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	30294095	09/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	30293924	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	30294170	10/13/22	0.00	0.00	226,865.04	0.00	0.00	(131,372.97)	0.00	0.00	226,865.04
		05/12/22	0.00	0.00	358,238.01	0.00	0.00	(3,170.53)	0.00	0.00
		02/11/22	0.00	0.00	361,408.54	0.00	0.00	361,408.54	0.00	0.00
54	30308104	12/12/18	0.00	0.00	3,036,275.71	0.00	0.00	(84,154.11)	0.00	0.00	3,036,275.71
		05/11/18	0.00	0.00	3,120,429.82	0.00	0.00	3,120,429.82	0.00	0.00
63	30293879	05/10/24	0.00	0.00	10.06	0.00	0.00	10.06	0.00	0.00	10.06
		12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	30308112	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,263,150.81	0.00	0.00	3,263,150.81	0.00	0.00	3,263,150.81

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	8,503.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,629.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,740.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,214.06	0.00	0.00	38,062.01	0.00	0.00	2,708.13	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(410.62)	0.00	0.00	0.00
30	0.00	0.00	2,700.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,583.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(50.82)	0.00	0.00	0.00
68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(6.68)	0.00
Total	0.00	0.00	26,371.75	0.00	0.00	38,062.01	0.00	0.00	2,246.69	0.00	(6.68)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,673.77

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27